Consolidated Statements of Operations (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Stock-based compensation	$ 272,147
Amortization of debt discounts	116,643
Professional and Consulting [Member]
Stock-based compensation	163,000	0
Officer and Director [Member]
Stock-based compensation	$ 109,147	$ 0